Income and expenses - Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Carbon dioxide credit	$ 75,343	$ 75,756	$ 81,870
Services of independent professionals	41,778	52,692	40,687
Freight cost	59,101	61,942	51,415
Insurance premiums	15,372	14,982	15,506
Tax	11,578	12,802	11,280
Other operating expenses	42,727	47,008	69,332
Total	$ 245,899	$ 265,182	$ 270,090